Financial risk management (Details 4) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Current
Cash equivalents		R$ 81,213	R$ 28,639
Marketable securities		11,215	6,972
Trade accounts receivable, net		78,557	44,303
Receivable from sale of farm, net		21,372	9,136
Derivative financial instruments	[1]	28,299	4,090
Transactions with related parties		1,660	1,298
Noncurrent
Marketable securities		18,226	17,088
Trade accounts receivable, net		55,423	22,692
Receivable from sale of farm		55,423	22,592
Derivative financial instruments	[1]	4,053	1
Transactions with related parties			35,640
Total		278,646	160,723
Current
Trade accounts payable		48,518	37,805
Loans,financing and debentures	[2]	68,412	55,001
Finance lease sugarcane crop - Partnership III	[3]	1,676	1,619
Derivative financial instruments	[1]	10,489	3,978
Payables for purchase of farms			24,646
Noncurrent
Loans,financing and debentures	[2]	187,393	33,095
Finance lease sugarcane crop - Partnerships III and IV	[3]	18,539	22,460
Derivative financial instruments	[1]	2,145
Total		337,172	178,604
Financial liabilities at amortized cost [Member]
Current
Trade accounts payable		48,518	37,805
Loans,financing and debentures	[2]	68,412	55,001
Finance lease sugarcane crop - Partnership III	[3]
Derivative financial instruments	[1]
Payables for purchase of farms			24,646
Noncurrent
Loans,financing and debentures	[2]	187,393	33,095
Finance lease sugarcane crop - Partnerships III and IV	[3]
Derivative financial instruments	[1]
Total		304,323	150,547
Designated at fair value through profit or loss [Member]
Current
Trade accounts payable
Loans,financing and debentures	[2]
Finance lease sugarcane crop - Partnership III	[3]	1,676	1,619
Derivative financial instruments	[1]	10,489	3,978
Payables for purchase of farms
Noncurrent
Loans,financing and debentures	[2]
Finance lease sugarcane crop - Partnerships III and IV	[3]	18,539	22,460
Derivative financial instruments	[1]	2,145
Total		32,849	28,057
Fair value Level 2 [Member]
Current
Cash equivalents		81,213	28,639
Marketable securities		11,215	6,972
Trade accounts receivable, net		57,185	35,167
Receivable from sale of farm, net		21,372	9,136
Derivative financial instruments	[1]	7,293	670
Transactions with related parties		1,660	1,298
Noncurrent
Marketable securities		18,226	17,088
Trade accounts receivable, net			100
Receivable from sale of farm		55,423	22,592
Derivative financial instruments	[1]	4,053
Transactions with related parties			35,640
Total		257,640	157,302
Current
Trade accounts payable		48,518	37,805
Loans,financing and debentures	[2]	68,412	55,001
Derivative financial instruments	[1]	9,214	809
Payables for purchase of farms			24,646
Noncurrent
Loans,financing and debentures	[2]	187,393	33,095
Derivative financial instruments	[1]	2,145
Total		315,682	151,356
Fair value through profit or loss [Member]
Current
Cash equivalents		81,213	28,639
Marketable securities		11,215	6,972
Trade accounts receivable, net
Receivable from sale of farm, net		21,372	9,136
Derivative financial instruments	[1]	28,299	4,090
Transactions with related parties
Noncurrent
Marketable securities		18,226	17,088
Trade accounts receivable, net
Receivable from sale of farm		55,423	22,592
Derivative financial instruments	[1]	4,053	1
Transactions with related parties
Total		219,801	88,518
Loans and receivables [Member]
Current
Cash equivalents
Marketable securities
Trade accounts receivable, net		57,185	35,167
Receivable from sale of farm, net
Derivative financial instruments	[1]
Transactions with related parties		1,660	1,298
Noncurrent
Marketable securities
Trade accounts receivable, net			100
Receivable from sale of farm
Derivative financial instruments	[1]
Transactions with related parties			35,640
Total		R$ 58,845	R$ 72,205

[1]	The Derivative transactions negotiated in an active market in the amount of R$1,275 (R$3,169 at June 30, 2017) are measured at fair value at Level 1, and over-the-counter transactions are measured at Level 2, as presented in the table above.
[2]	The carrying amount of loans and financing in the financial statements, approximate the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;
[3]	Finance lease is measured at fair value in Level 3. The pricing takes into account the average ATR for lease agreements disclosed by Consecana (138 Kg ATR / TC), at the Consecana price for the respective month, at a weighting of 50% EHC and 50% EAC.